Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis

Risk Assessment and Clawback Policy

The Compensation Committee believes that although a portion of compensation provided to our executive officers is performance-based, our compensation programs do not encourage excessive or unnecessary risk taking. In fact, the design of our compensation programs encourages our executives to remain focused on both short-term and long-term strategic goals. In addition, in 2023, our board of directors adopted a clawback policy in compliance with Rule 10d-1 of the Exchange Act and Section 811 of the NYSE American listing rules. Pursuant to that policy, in the event of a restatement of the Company’s financial results as a result of material non-compliance with financial reporting requirements, the Company is generally required to recoup incentive-based compensation of any executive officer to the extent that it is granted, earned, or vested wholly or in part on financial reporting measures and if such incentive compensation would have been a lower amount if calculated based on the restated results. In such event, the recoupment amount is generally the portion of the incentive compensation that exceeds the compensation that should have been paid based on the restated results.